Shareholders' Equity (Deficit) - Preferred Stock (Details) - CIK0001812667 CC Neuberger Principal Holdings II - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares issued	0	0	0
Preferred shares, shares outstanding	0	0	0